Postretirement Benefits (Weighted Average Assumptions Used To Determine Benefit Obligation) (Details) (U.S. Postretirement Benefit Plans [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	5.30%
Health care cost trend rate assumed for next year	8.00%	8.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain	2017	2017